Warrants - Series 4 Growth Options (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2019
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted					$ 18.52
Common stock options outstanding	5,034,858		15,144,811		12,674,486	5,034,858
Change in fair value of warrant liabilities			$ (3,484)	$ 2,074	$ 7,646	$ 1,466
Liabilities Current	$ 17,522		$ 51,447		$ 101,536	$ 17,522
Warrants and Rights Subject to Mandatory Redemption | Series 4 Growth redeemable convertible preferred stock -"Series 4 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted		$ 20.72
Warrants expiration term		1 year
Number of options issued		2,419,573			2,371,812
Change in fair value of warrant liabilities	$ 1,400
Liabilities Current		$ 700
Warrants and Rights Subject to Mandatory Redemption | Series 3 Growth redeemable convertible preferred stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants expiration term							30 days
Number of options issued		2,973,270			2,845,625